Cash generated from operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash generated from operations
Loss before income tax	¥ (1,347,000)	¥ (55,058,000)	¥ (94,173,000)
Adjustments for:
Finance income	(404,000)	(78,000)	(155,000)
Finance costs	8,717,000	14,474,000	21,635,000
Amortisation of intangible assets	627,000	574,000	395,000
Depreciation of property, plant and equipment	65,337,000	65,323,000	61,091,000
Loss on disposal of property, plant and equipment	4,060,000	1,981,000	20,465,000
Loss on disposal of intangible assets			3,000
Fair value loss of investment properties	(12,147,000)	154,000
Fair value loss of convertible note		116,000	26,506,000
Convertible note convert into shares		(20,420,000)
Share-based payment	0	7,514,000	27,528,000
Expire of convertible note	1,817,000
Loss on disposal of associates		220,000	2,920,000
Loss on disposal of subsidiaries		4,860,000	11,329,000
Loss on liquidation of subsidiaries		373,000
Loss on ceased operation of subsidiaries	2,106,000	813,000
Total before changes in working capital	68,766,000	20,846,000	77,544,000
Changes in working capital:
Inventories	674,000	12,272,000	(294,000)
Trade receivables	1,115,000	(3,966,000)	1,302,000
Other receivables, deposits and prepayments	(1,251,000)	3,088,000	1,718,000
Restricted bank balances	(1,012,000)
Trade payables	5,971,000	28,019,000	16,394,000
Accruals, other payables and provisions	5,040,000	(9,283,000)	(104,435,000)
Contract liabilities	889,000	23,330,000	(66,728,000)
Cash flow from operating activities	¥ 80,192,000	¥ 74,306,000	¥ (74,499,000)